OTHER INVESTMENTS - Investments in other entities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	R 168.6	R 151.4
Fair value adjustment on equity instruments at fair value through OCI	17.2	(15.7)	R (28.2)
Dividends received on equity instruments at fair value through OCI	(78.3)	(71.5)	R (76.1)
Listed investments (Fair value hierarchy Level 1)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	7.2	10.7
Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in other entities	161.4	140.7
West Wits Mining Limited ("WWM")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	R (3.5)	(32.8)
West Wits Mining Limited ("WWM") | Listed investments (Fair value hierarchy Level 1)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	47,812,500
Investments in other entities	R 7.2	10.7
West Wits Mining Limited ("WWM") | Listed investments (Fair value hierarchy Level 1) | Top of range
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held	2.40%
West Wits Mining Limited ("WWM") | Listed investments (Fair value hierarchy Level 1) | Bottom of range
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Percentage of interest held	2.10%
Rand Refinery Proprietary Limited ("Rand Refinery")
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Dividends received on equity instruments at fair value through OCI	R (77.4)	(70.1)
Rand Refinery Proprietary Limited ("Rand Refinery") | At fair value
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	R 20.2	16.8
Rand Refinery Proprietary Limited ("Rand Refinery") | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	44,438
Percentage of interest held	11.30%
Investments in other entities	R 156.3	136.1
Rand Mutual Assurance Company Limited
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value adjustment on equity instruments at fair value through OCI	0.5	0.3
Dividends received on equity instruments at fair value through OCI	R (0.9)	(1.4)
Rand Mutual Assurance Company Limited | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	12,659
Percentage of interest held	1.30%
Investments in other entities	R 4.9	4.4
Guardrisk Insurance Company Limited (Cell Captive A170) | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	20
Percentage of interest held	100.00%
Investments in other entities	R 0.1	0.1
Chamber of Mines Building Company Proprietary Limited | Unlisted investments (Fair value hierarchy Level 3)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Shares held in other entities (in shares)	42,292
Percentage of interest held	4.50%
Investments in other entities	R 0.1	R 0.1